Earnings Per Share - Summary of Earnings Per Share - 2020, 2019 and 2018 (Detail) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Earnings per share [abstract]
Net profit attributable to RELX PLC shareholders | £		£ 1,471		£ 1,224		£ 1,505	£ 1,422	£ 1,648
Weighted average number of shares, Basic | shares		1,928.0		1,926.2		1,943.5
EPS, Basic | (per share)	$ 0.763	£ 0.763	$ 0.635	£ 0.635	$ 0.774	£ 0.774
Net profit attributable to RELX PLC shareholders | £		£ 1,471		£ 1,224		£ 1,505
Weighted average number of shares, Diluted | shares		1,939.4		1,937.8		1,956.2
EPS, Diluted | (per share)	$ 0.758	£ 0.758	$ 0.632	£ 0.632	$ 0.769	£ 0.769